Shareholders' equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Profit for the year	R$ 17,176	R$ 187,874	R$ 138,142
Weighted average number of ordinary shares used in calculating basic earnings per share	55,429,851	261,920,439	48,615,599
Basic earnings (loss) per share	R$ 0.1912	R$ 0.7173	R$ 2.8415
Diluted earnings (loss) per share	R$ 0.1662	R$ 0.7173	R$ 2.8415
Warrant shares	16,179,990
Basic Earning Per Shares [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share	89,844,949	261,920,439	48,615,599
Diluted earning per share [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share	103,328,274	261,920,439	48,615,599